Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Intangible Assets	The estimated useful lives of intangible assets are generally as follows:
License #1	10-year straight-line
License #2	IPR&D project not yet complete

Schedule of Company’s Operations, Assets and Liabilities	The following is a summary of the Company’s operations, assets and liabilities split between the Unites States and Canada:
	United States	Canada	Total
Revenue	$1,712,595	$-	$1,712,595
Cost of sales	578,015	-	578,015
Gross profit	$1,134,580	$-	$1,134,580

Expenses	$4,768,011	$132,780	$4,900,791
Other income (expense)	(535,330)	24	(535,306)
Net loss	$4,168,761	$132,756	$4,301,517

Current Assets	$4,896,675	$22,769	$4,919,444
Non-current assets	268,733	1,741	270,474
Total Assets	$5,165,408	$24,510	$5,189,918

Current liabilities	$1,241,764	$55,589	$1,297,353
Non-current liabilities	65,489	-	65,489
Total Liabilities	$1,307,253	$55,589	$1,362,842

Total Equity	$4,227,088	$(400,012)	$3,827,076

Schedule of Company’S Started Exporting Products to International Markets

During 2023, the Company’s started exporting products to international markets. Following is a breakdown of the sales per geographical area:

	United Sates	Canada	Vietnam	Australia	Total
Revenue	1,248,537	158,603	70,655	234,800	1,712,595

Schedule of Useful Lives of Property and Equipment	The estimated useful lives of property and equipment are generally as follows:
Lab equipment	7-year straight-line
Furniture and fixtures	7-year straight-line
Computers	5-year straight-line

Schedule of Derivative Liabilities

The Company’s financial instruments consist of cash, receivables, accounts payable and accrued liabilities, notes payable, due to related parties and derivative liabilities. Except for cash and derivative liabilities, the Company’s financial instruments’ carrying amounts, excluding unamortized discounts, approximate their fair values due to their short term to maturity. Cash is measured and recognized at fair value based on level 1 inputs for all periods presented. Derivative liabilities are measured and recognized at fair value based on level 3 inputs.

	Level 1	Level 2	Level 3	Total
December 31, 2023:
Cash	$3,326,851	$-	$-	$3,326,851
Derivative liabilities	-	-	369,158	369,158
	$3,326,851	$-	$369,158	$3,696,009

December 31, 2022:
Cash	$1,154,901	$-	$-	$1,154,901
Derivative liabilities	-	-	68,455	68,455
	$1,154,901	$-	$68,455	$1,223,356